Shareholders’ Equity (Details Narrative) - USD ($)				11 Months Ended
	Jan. 28, 2022	Jun. 30, 2021	Feb. 06, 2021	Dec. 31, 2021	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Number of stock issued during period				228,000,001
Common stock, par value				$ 0.0001	$ 0.0001
Gross proceeds from issuance of common stock				$ 22,800
AngkasaXInnovation SdnBhd [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible preference share description	through its subsidiary – AngkasaX Innovation Sdn Bhd had issued several tranche of preference share amounting to USD243,793 for 562,650 units at $0.4333 per share, USD438,302 for 919,558 at $0.4766 per share, USD288,852 for 636,300 at $0.4540 per share and USD2,145 for 4,650 units at $0.4613 per share respectively
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued		1,000,000	1,000,000
Sale of stock, price per share		$ 0.25	$ 0.25
Sale of stock, description		each such unit consisting of 1 share of Ordinary Share
Gross proceeds from issuance of private placement		$ 250,000